Income Taxes - Reconciliation of Income Tax Expense, Net of Federal Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Income Taxes [Line Items]
Income taxes at U.S. statutory rate (35%)	$ 57.6	$ 63.5	$ 44.7
State income taxes, net of federal income tax	1.8	3.7	0.5
Tax credits	(0.4)	(0.7)	(2.2)
Adjustments for uncertain tax positions	0.1	0.0	(1.2)
Change in valuation allowance	(1.3)	(19.2)	0.1
Change in state tax rates	(0.7)	(6.0)	(2.0)
Gain on intercompany sale of subsidiary stock	0.0	23.2	0.0
Non-deductible expenses	3.5	1.1	0.9
Other	1.0	(0.4)	0.9
Total provision for income taxes	41.4	47.6	26.7
CAYMAN ISLANDS
Income Taxes [Line Items]
(Nontaxable earnings) non-deductible losses of foreign affiliates:	(0.4)	(5.5)	(5.4)
BERMUDA
Income Taxes [Line Items]
(Nontaxable earnings) non-deductible losses of foreign affiliates:	0.0	(0.4)	2.7
HONG KONG
Income Taxes [Line Items]
Foreign earnings taxed at rates different from the U.S. statutory rate:	(18.1)	(16.4)	(17.1)
OTHER JURISDICTIONS
Income Taxes [Line Items]
(Nontaxable earnings) non-deductible losses of foreign affiliates:	(1.9)	1.1	1.7
Foreign earnings taxed at rates different from the U.S. statutory rate:	$ 0.2	$ 3.6	$ 3.1